Stock Options Outstanding (Detail)	12 Months Ended
Mar. 31, 2016 $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Options Outstanding, Number of Shares Outstanding | shares	1,817,763
Options Outstanding, Weighted-Average Remaining Contractual Life	6 years 6 months 7 days
Options Outstanding, Weighted-Average Exercise Price	$ 53.03
Options Exercisable, Number of Shares Outstanding | shares	1,285,412
Options Exercisable, Weighted-Average Exercise Price	$ 43.12
$23.17 - $30.74 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	23.17
Range of Exercise Prices, Upper Range	$ 30.74
Options Outstanding, Number of Shares Outstanding | shares	476,671
Options Outstanding, Weighted-Average Remaining Contractual Life	4 years 15 days
Options Outstanding, Weighted-Average Exercise Price	$ 26.59
Options Exercisable, Number of Shares Outstanding | shares	474,671
Options Exercisable, Weighted-Average Exercise Price	$ 26.58
$33.08 - $37.95 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	33.08
Range of Exercise Prices, Upper Range	$ 37.95
Options Outstanding, Number of Shares Outstanding | shares	465,933
Options Outstanding, Weighted-Average Remaining Contractual Life	5 years 11 months 23 days
Options Outstanding, Weighted-Average Exercise Price	$ 33.91
Options Exercisable, Number of Shares Outstanding | shares	445,933
Options Exercisable, Weighted-Average Exercise Price	$ 33.87
$53.22 - $74.10 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	53.22
Range of Exercise Prices, Upper Range	$ 74.10
Options Outstanding, Number of Shares Outstanding | shares	307,936
Options Outstanding, Weighted-Average Remaining Contractual Life	7 years 22 days
Options Outstanding, Weighted-Average Exercise Price	$ 66.10
Options Exercisable, Number of Shares Outstanding | shares	194,825
Options Exercisable, Weighted-Average Exercise Price	$ 66.64
$79.73 - $ 93.56 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	79.73
Range of Exercise Prices, Upper Range	$ 93.56
Options Outstanding, Number of Shares Outstanding | shares	567,223
Options Outstanding, Weighted-Average Remaining Contractual Life	8 years 9 months
Options Outstanding, Weighted-Average Exercise Price	$ 83.87
Options Exercisable, Number of Shares Outstanding | shares	169,983
Options Exercisable, Weighted-Average Exercise Price	$ 86.67